Lease Liabitity - Schedule of Lease Liabitity (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Lease Liabitity [Abstract]
Payable after one year (within 2 years)	$ 43,078	د.إ 158,184		د.إ 504,048
Payable within one year	199,697	733,289		876,818
Lease liabitity	$ 242,775	د.إ 891,473	$ 376,053	د.إ 1,380,866	د.إ 2,180,163